REINSURANCE - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance ceded	$ 219.7	$ 312.7	$ 417.6
Non-Auto Reinsurance Programs
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Percentage of Ceded Premiums	5.00%
State Reinsurance Plan
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Percentage of Ceded Premiums	95.00%
State Reinsurance Plan | Michigan Catastrophic Claims Association
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Percentage of Ceded Premiums	40.00%
State Reinsurance Plan | North Carolina Reinsurance Facility
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Percentage of Ceded Premiums	40.00%